INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jul. 31, 2019
INTANGIBLE ASSETS, NET
Summary of intangible assets, net

Intangible assets, net consisted of the following:

	As of July 31,
	2019	2018
Financial and news platform (a)	$438,657	$—
Accounting software	19,842	—
Total	458,499	—
Less: accumulated amortization	(29,740)	—
Intangible assets, net	$428,759	$—

Summary of estimated future amortization expense	Estimated future amortization expense is as follows:

Year ending July 31,	Amortization expense
2020	$31,228
2021	31,228
2022	31,228
2023	31,228
2024	31,228
Thereafter	272,619
Total	$428,759